Summary of Principal Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 7,060,600	$ 6,916,100	$ 14,796,800	$ 15,607,700
In-App Purchase services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	5,865,100	6,271,600	12,455,500	14,319,800
In-App Advertising Services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	515,600	644,500	1,150,300	1,287,900
Content Licensing Business [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 679,900		$ 1,191,000